Document and Entity Information	May 22, 2023
Cover [Abstract]
Entity Registrant Name	PROGRESSIVE CORP/OH/
Amendment Flag	false
Entity Central Index Key	0000080661
Document Type	8-K
Document Period End Date	May 22, 2023
Entity Incorporation State Country Code	OH
Entity File Number	1-9518
Entity Tax Identification Number	34-0963169
Entity Address, Address Line One	6300 Wilson Mills Road
Entity Address, City or Town	Mayfield Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44143
City Area Code	440
Local Phone Number	461-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	PGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false